Borrowings - Financial Leasing (Details) $ in Thousands								12 Months Ended
	Dec. 31, 2022 USD ($) m³	Nov. 30, 2022 USD ($)	Jul. 15, 2022 USD ($)	Jul. 06, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 22, 2021 USD ($) installment m³	Oct. 21, 2020 USD ($) installment m³	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Borrowings
Outstanding balance	$ 3,299,744				$ 3,658,220			$ 3,299,744	$ 3,658,220
Drawn amount								374,659	471,867	$ 2,138,035
GAS-twenty five Ltd
Borrowings
Cargo capacity (in cbm) | m³	174,000
GAS-twenty four Ltd
Borrowings
Cargo capacity (in cbm) | m³	174,000
GasLog Hong Kong SLB
Borrowings
Proceeds from sale and finance leaseback							$ 163,406
Leaseback term (in years)							12 years
Price at which the vessel can or will be bought back							$ 70,000
Amount of premium payable							$ 30,000
Number of quarterly repayments | installment							48
Final balloon payment							$ 70,000
Outstanding balance	$ 142,044				152,725			142,044	152,725
GasLog Hong Kong SLB | First 20 installments
Borrowings
Number of quarterly repayments | installment							20
Installment amount							$ 2,670
GasLog Hong Kong SLB | Following 28 installments
Borrowings
Number of quarterly repayments | installment							28
Installment amount							$ 1,429
GasLog Hong Kong SLB | GAS-twenty five Ltd
Borrowings
Cargo capacity (in cbm) | m³							174,000
Refinancing of outstanding indebtedness							$ 136,776
GasLog Houston SLB
Borrowings
Proceeds from sale and finance leaseback						$ 165,958
Leaseback term (in years)						8 years
Sale leaseback, repurchase period						8 years
Price at which the vessel can or will be bought back						$ 99,575
Number of quarterly repayments | installment						32
Installment amount						$ 2,074
Final balloon payment						$ 99,575
Outstanding balance	151,437				159,735			151,437	159,735
GasLog Houston SLB | GAS-twenty four Ltd
Borrowings
Cargo capacity (in cbm) | m³						174,000
Refinancing of outstanding indebtedness						$ 130,889
CMB Financial Leasing Co., Ltd
Borrowings
Leaseback term (in years)				10 years
Outstanding balance	62,022				0			62,022	0
Agreed sale value				$ 762,604
Percentage of newbuilding contract price raised				92.50%
Profile term				20 years
Capitalized interest	776				0
Drawn amount		$ 41,411	$ 20,611
Amount available to be drawn	700,582							700,582
Commitment, underwriting and legal fees	$ 8,764				$ 0			$ 8,764	$ 0